Costs and expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs And Expenses By Nature
Freight	$ 4,749	$ 4,251	$ 4,738
Services	4,509	4,131	3,614
Depreciation, depletion and amortization	2,903	2,916	3,049
Materials	2,758	2,731	2,256
Personnel	2,689	2,931	2,684
Acquisition of products	1,980	2,254	2,566
Fuel oil and gas	1,399	1,626	1,630
Royalties	1,282	1,286	1,268
Energy	653	781	719
Others	1,343	1,182	1,504
Total	$ 24,265	$ 24,089	$ 24,028